CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.4%
Verizon Communications Inc.	4,869	$267,795

Entertainment - 1.8%
Walt Disney Co.	1,827	331,235	*

Media - 2.8%
Comcast Corp., Class A Shares	8,444	512,382

TOTAL COMMUNICATION SERVICES		1,111,412

CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp.	2,736	321,453

Specialty Retail - 2.2%
Home Depot Inc.	1,260	410,987

TOTAL CONSUMER DISCRETIONARY		732,440

CONSUMER STAPLES - 10.9%
Beverages - 2.4%
Coca-Cola Co.	6,442	362,749
PepsiCo Inc.	558	87,266

Total Beverages		450,015

Food Products - 4.0%
Mondelez International Inc., Class A Shares	5,688	353,054
Nestle SA, ADR	3,079	388,847

Total Food Products		741,901

Household Products - 3.4%
Colgate-Palmolive Co.	2,664	207,658
Procter & Gamble Co.	2,979	424,180

Total Household Products		631,838

Personal Products - 1.1%
Unilever PLC, ADR	3,635	202,397

TOTAL CONSUMER STAPLES		2,026,151

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Williams Cos. Inc.	17,130	422,940

FINANCIALS - 14.3%
Banks - 6.4%
Bank of America Corp.	11,973	499,873
JPMorgan Chase & Co.	1,160	185,542

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2021 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
PNC Financial Services Group Inc.	1,304	$249,194
US Bancorp	4,521	259,460

Total Banks		1,194,069

Capital Markets - 2.9%
BlackRock Inc.	577	544,278

Insurance - 5.0%
American International Group Inc.	5,698	310,883
MetLife Inc.	4,609	285,758
Travelers Cos. Inc.	2,118	338,266

Total Insurance		934,907

TOTAL FINANCIALS		2,673,254

HEALTH CARE - 8.9%
Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co.	998	251,197

Health Care Providers & Services - 2.0%
UnitedHealth Group Inc.	915	380,887

Pharmaceuticals - 5.5%
Johnson & Johnson	2,070	358,379
Merck & Co. Inc.	4,446	339,185
Pfizer Inc.	7,100	327,097

Total Pharmaceuticals		1,024,661

TOTAL HEALTH CARE		1,656,745

INDUSTRIALS - 9.6%
Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	2,258	441,733

Commercial Services & Supplies - 2.1%
Waste Management Inc.	2,493	386,689

Electrical Equipment - 1.3%
Emerson Electric Co.	2,313	244,021

Industrial Conglomerates - 2.0%
Honeywell International Inc.	1,593	369,433

Road & Rail - 1.9%
Union Pacific Corp.	1,611	349,329

TOTAL INDUSTRIALS		1,791,205

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 1.5%
Cisco Systems Inc.	4,850	286,247

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy ESG ETF 2021 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - 4.6%
Mastercard Inc., Class A Shares	1,090	$377,391
Visa Inc., Class A Shares	2,123	486,379

Total IT Services		863,770

Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Inc.	522	259,543
NXP Semiconductors NV	383	82,395
Texas Instruments Inc.	1,791	341,920

Total Semiconductors & Semiconductor Equipment		683,858

Software - 7.9%
Microsoft Corp.	3,861	1,165,559
Oracle Corp.	3,436	306,251

Total Software		1,471,810

Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.	6,113	928,137

TOTAL INFORMATION TECHNOLOGY		4,233,822

MATERIALS - 10.0%
Chemicals - 7.1%
Ecolab Inc.	1,772	399,338
Linde PLC	1,377	433,190
PPG Industries Inc.	3,041	485,192

Total Chemicals		1,317,720

Construction Materials - 1.8%
Vulcan Materials Co.	1,854	344,714

Metals & Mining - 1.1%
Nucor Corp.	1,752	205,965

TOTAL MATERIALS		1,868,399

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	1,205	352,065
Boston Properties Inc.	1,260	142,367

TOTAL REAL ESTATE		494,432

UTILITIES - 5.3%
Electric Utilities - 3.6%
Edison International	4,032	233,211
NextEra Energy Inc.	5,148	432,380

Total Electric Utilities		665,591

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2021 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Multi-Utilities - 1.7%
Sempra Energy	2,474	$327,459

TOTAL UTILITIES		993,050

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,807,497)		18,003,850

	RATE
SHORT-TERM INVESTMENTS - 3.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $647,806)	0.006%	647,806	647,806

TOTAL INVESTMENTS - 100.0% (Cost - $17,455,303)			18,651,656
Other Assets in Excess of Liabilities - 0.0%††			5,156

TOTAL NET ASSETS - 100.0%			$18,656,812

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy ESG ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally

5

Notes to Schedule of Investments (unaudited) (continued)

determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

6

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$18,003,850	—	—	$18,003,850
Short-Term Investments†	647,806	—	—	647,806

Total Investments	$18,651,656	—	—	$18,651,656

†	See Schedule of Investments for additional detailed categorizations.

7